CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash and cash equivalents	$ 125,859	$ 134,841
Accounts receivable, net	1,001,773	704,918
Prepaid expenses and other current assets	64,865	24,256
Current assets to be disposed of	36,860	26,250
Total Current Assets	1,229,357	890,265
Property and Equipment, net	66,598	130,433
Other Assets
Deposits and other assets	16,547	16,547
Total Other Assets	16,547	16,547
Total Assets	1,312,502	1,037,245
Current Liabilities
Accounts payable	1,598,669	1,066,511
Accrued expenses	385,128	313,357
Accrued payroll and related expenses	612,305	427,693
Deferred revenue	177,981	492,324
Accrued interest	25,431	0
Due to shareholders / officer	184,016	116,255
Notes payable, net of discount of $298,417 and $0	3,762,381	1,397,181
Current liabilities to be disposed of	335,857	71,940
Total Current Liabilities	7,081,768	3,885,261
Total Liabilities	7,081,768	3,885,261
Commitments and Contingencies
Stockholders’ Equity (Deficit)
Common stock, $0.002 par value; 1,000,000 shares authorized,1,000,000 shares issued and outstanding	2,000	2,000
Additional paid-in capital	2,500	2,500
Accumulated deficit	(5,773,766)	(2,852,516)
Total Pcs Link, Inc. Stockholders’ Equity (Deficit)	(5,769,266)	(2,848,016)
Noncontrolling interest	0	0
Total Stockholders’ Equity (Deficit)	(5,769,266)	(2,848,016)
Total Liabilities And Stockholders’ Equity (Deficit)	$ 1,312,502	$ 1,037,245